Related parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Directors and Executive Board Management Compensation

Total directors and Executive Board of Management compensation included in the income statement can be detailed as follows:

	2018		2017		2016
Million US dollar	Directors	Executive Board of Management	Directors	Executive Board of Management	Directors	Executive Board of Management
Short-term employee benefits	2	27	2	28	2	18
Post-employment benefits	—	—	—	1	—	—
Share-based payments	—	24	3	68	3	64

	2	52	5	97	5	82

Summary of Aggregate Amounts of AB InBev's Interest

Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2018	2017	2016
Non-current assets	11	12	11
Current assets	5	5	5
Non-current liabilities	9	11	9
Current liabilities	12	6	6
Result from operations	4	(3)	(6)
Profit attributable to equity holders of AB InBev	3	(3)	(7)

Summary of AB InBev's Transactions with Associates

Significant interests in associates are shown in note 16 Investments in associates. AB InBev’s transactions with associates were as follows:

Million US dollar	2018	2017	2016
Gross profit	74	91	(47)
Current assets	152	73	(8)
Current liabilities	130	20	20